Derivative Financial Instrument	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument
4.	Derivative Financial Instrument

Starting from 2012, the Company entered into foreign currency forward contracts to partially offset the foreign currency exchange gains and losses for transactions denominated in non-functional currencies. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons including, but not limited to, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company’s derivatives that are not designated as hedging instruments are adjusted to fair value through consolidated statement of comprehensive income to which the derivative relates. The gain (loss) recognized in other income and expense for foreign currency forward contracts not designated as hedging instruments was not significant during 2012 and 2013. No foreign currency forward contract was outstanding as of December 31, 2013.

The following table shows the notional principal amount of the Company’s outstanding derivative instrument, its credit risk amount and its fair value associated with outstanding or unsettled derivative instrument as of December 31, 2012 and 2013.

	2012
	Notional principal	Credit risk amount	Fair value of derivatives not designated as hedge instrument
Instruments not designated as accounting hedge:
Foreign currency forward contract (1)	$12,200	$99	$99

2013
	Notional principal	Credit risk amount	Fair value of derivatives not designated as hedge instrument
Instruments not designated as accounting hedge:
Foreign currency forward contract (1)	$—	$—	$—

(1)	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.

The notional principal amount for outstanding derivative instrument provides one measure of the transaction volume outstanding and does not represent the amount of the Company’s exposure to credit or market loss. The credit risk amount represents the Company’s gross exposure to potential accounting loss on derivative instrument that is outstanding or unsettled if the counterparty failed to perform according to the terms of the contract, based on then-current currency exchange rate at each respective date. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. Although the table above reflects the notional principal and credit risk amount of the Company’s foreign exchange instrument, it does not reflect the gains or losses associated with the exposures and transactions that the foreign exchange instrument is intended to hedge. The amount ultimately realized upon settlement of the financial instrument, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instrument.